Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Non-Current Liabilities
Schedule of other noncurrent liabilities

	December 31,	December 31,
	2019	2020
Deferred revenue	295,915	677,824
Warranty liabilities	291,843	655,500
Deferred government grants	340,667	326,373
Non-current finance lease liabilities	88,790	55,107
Deferred construction allowance	72,762	49,484
Others	61,836	85,618
Total	1,151,813	1,849,906